Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Charlotte Funds
Entity Central Index Key	0001532203
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000205452 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Credit Bond Fund
Class Name	Investor Shares
Trading Symbol	VGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Credit Index hedged in U.S. dollars.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.
  The Fund’s outperformance was driven by a number of factors, including an overweight to credit and tactical plays in emerging markets bonds. Issuer selection, primarily among corporate and emerging markets bonds, added value, as did selective investments in the supranational and agency sectors.
  Since the Fund’s inception on November 15, 2018, its annualized return has outpaced that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Investor Shares	12.76%	1.56%	3.48%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	11.97%	0.64%	2.60%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	10.02%	-1.22%	0.52%

Performance Inception Date	Nov. 15, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 603,000,000
Holdings Count | Holding	1,592
Advisory Fees Paid, Amount	$ 90,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$603
Number of Portfolio Holdings	1,592
Portfolio Turnover Rate	157%
Total Investment Advisory Fees (in thousands)	$90

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.6%
Asia	3.4%
Europe	37.9%
North America	46.6%
Oceania	4.7%
South America	1.7%
Other Assets and Liabilities—Net	5.1%

C000205451 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Credit Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Credit Index hedged in U.S. dollars.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.
  The Fund’s outperformance was driven by a number of factors, including an overweight to credit and tactical plays in emerging markets bonds. Issuer selection, primarily among corporate and emerging markets bonds, added value, as did selective investments in the supranational and agency sectors.
  Since the Fund’s inception on November 15, 2018, its annualized return has outpaced that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2024
Initial Investment of $ 50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Admiral Shares	12.88%	1.67%	3.59%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	11.97%	0.64%	2.60%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	10.02%	-1.22%	0.52%

Performance Inception Date	Nov. 15, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 603,000,000
Holdings Count | Holding	1,592
Advisory Fees Paid, Amount	$ 90,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$603
Number of Portfolio Holdings	1,592
Portfolio Turnover Rate	157%
Total Investment Advisory Fees (in thousands)	$90

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.6%
Asia	3.4%
Europe	37.9%
North America	46.6%
Oceania	4.7%
South America	1.7%
Other Assets and Liabilities—Net	5.1%